Personnel Expenses	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Personnel Expenses
27.	PERSONNEL EXPENSES

Personnel expenses are attributable to the following functions:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Network operations and support	36,286	38,574	40,388
Selling, general and administrative	18,218	17,469	19,348

	54,504	56,043	59,736